PROSPECTUS SUPPLEMENT TO

                         VAN ECK/CHUBB FUNDS PROSPECTUS

                                DATED MAY 1, 2001

EFFECTIVE OCTOBER 15, 2001

The Class A shares of the Van Eck/Chubb Global Income Fund, the Van Eck/Chubb Government Securities Fund and the Van Eck/Chubb Tax-Exempt Fund are closed to investments.






                 PROSPECTUS SUPPLEMENT DATED SEPTEMBER 24, 2001

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